INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw materials and components	$ 2,655	$ 2,721
Work-in-progress	442	291
Finished products	13,225	13,832
Inventory, Total	$ 16,322	$ 16,844